Regulatory Requirements and Restrictions (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Bank of America Corporation
Risk-based capital metrics:
Common equity tier 1 capital ratio, regulatory minimum	4.50%	4.00%
Tier 1 capital ratio, regulatory minimum	6.00%	5.50%
Total capital ratio, regulatory minimum	8.00%	8.00%
Tier 1 capital ratio, well-capitalized	6.00%	6.00%
Total capital ratio, well-capitalized	10.00%	10.00%
Leverage-based Capital Metrics [Abstract]
Tier 1 leverage ratio, regulatory minimum	4.00%	4.00%
Bank of America, N.A.
Risk-based capital metrics:
Common equity tier 1 capital ratio, regulatory minimum	4.50%	4.00%
Tier 1 capital ratio, regulatory minimum	6.00%	5.50%
Total capital ratio, regulatory minimum	8.00%	8.00%
Tier 1 capital ratio, well-capitalized	6.50%
Tier 1 capital ratio, well-capitalized	8.00%	6.00%
Total capital ratio, well-capitalized	10.00%	10.00%
Leverage-based Capital Metrics [Abstract]
Tier 1 leverage ratio, regulatory minimum	4.00%	4.00%
Tier 1 leverage ratio, well-capitalized	5.00%	5.00%
Standardized Approach | Bank of America Corporation
Risk-based capital metrics:
Common equity tier 1 capital	$ 163,026	$ 155,361
Tier 1 capital	180,778	168,973
Total capital	220,676	208,670
Risk-weighted assets (in billions)	$ 1,403,000	$ 1,262,000
Common equity tier 1 capital ratio	11.60%	12.30%
Tier 1 capital ratio	12.90%	13.40%
Total capital ratio	15.70%	16.50%
Leverage-based Capital Metrics [Abstract]
Adjusted quarterly average assets (in billions)	$ 2,103,000	$ 2,060,000
Tier 1 leverage ratio	8.60%	8.20%
Standardized Approach | Bank of America, N.A.
Risk-based capital metrics:
Common equity tier 1 capital	$ 144,869	$ 145,150
Tier 1 capital	144,869	145,150
Total capital	159,871	161,623
Risk-weighted assets (in billions)	$ 1,183,000	$ 1,105,000
Common equity tier 1 capital ratio	12.20%	13.10%
Tier 1 capital ratio	12.20%	13.10%
Total capital ratio	13.50%	14.60%
Leverage-based Capital Metrics [Abstract]
Adjusted quarterly average assets (in billions)	$ 1,575,000	$ 1,509,000
Tier 1 leverage ratio	9.20%	9.60%
Advanced Approaches | Bank of America Corporation
Risk-based capital metrics:
Common equity tier 1 capital	$ 163,026
Tier 1 capital	180,778
Total capital	210,912
Risk-weighted assets (in billions)	$ 1,602,000
Common equity tier 1 capital ratio	10.20%
Tier 1 capital ratio	11.30%
Total capital ratio	13.20%
Leverage-based Capital Metrics [Abstract]
Adjusted quarterly average assets (in billions)	$ 2,103,000	$ 2,060,000
Tier 1 leverage ratio	8.60%	8.20%
Advanced Approaches | Bank of America, N.A.
Risk-based capital metrics:
Common equity tier 1 capital	$ 144,869
Tier 1 capital	144,869
Total capital	150,624
Risk-weighted assets (in billions)	$ 1,104,000
Common equity tier 1 capital ratio	13.10%
Tier 1 capital ratio	13.10%
Total capital ratio	13.60%
Leverage-based Capital Metrics [Abstract]
Adjusted quarterly average assets (in billions)	$ 1,575,000	$ 1,509,000
Tier 1 leverage ratio	9.20%	9.60%